BANK LOANS - Short-term bank loans (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
BANK LOANS
Total short-term bank loans	¥ 11,582,636	$ 1,586,815	¥ 12,425,959
Bank of Kunlun
BANK LOANS
Total short-term bank loans			843,487
Industry and Commercial Bank of China ("ICBC")
BANK LOANS
Total short-term bank loans	10,000,000	1,369,994	10,000,000
China Construction Bank
BANK LOANS
Total short-term bank loans	1,106,212	151,550	1,106,091
Industry and Commercial Bank of China ("ICBC")
BANK LOANS
Total short-term bank loans	¥ 476,424	$ 65,271	¥ 476,381